Schedule of intangible assets, net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Intangible Asset, Finite-Lived [Line Items]
Total	$ 3,560	$ 4,607	$ 4,295
Less: accumulated amortization	(2,905)	(3,760)	(3,480)
Net book value	655	847	815
Developed Technology [Member]
Intangible Asset, Finite-Lived [Line Items]
Total	3,556	4,602	4,290
Other Intangible Assets [Member]
Intangible Asset, Finite-Lived [Line Items]
Total	$ 4	$ 5	$ 5